ADVISORSHARES VICE ETF

Schedule of Investments

September 30, 2019 (Unaudited)

Investments	Shares	Value
COMMON STOCKS – 99.6%

Agriculture – 21.1%
Altria Group, Inc.	9,638	$394,194
British American Tobacco PLC (United Kingdom)(a)	11,106	409,812
Imperial Brands PLC (United Kingdom)(a)(b)	12,215	276,059
Philip Morris International, Inc.	6,386	484,889
Turning Point Brands, Inc.	15,069	347,491
Universal Corp.	6,458	353,963
Vector Group Ltd.	29,368	349,773
Total Agriculture		2,616,181

Apparel – 4.5%
LVMH Moet Hennessy Louis Vuitton SE (France)(a)	7,029	557,751

Beverages – 28.4%
Ambev SA (Brazil)(a)	121,423	560,974
Anheuser-Busch InBev SA/NV (Belgium)(a)	2,312	219,987
Boston Beer Co., Inc. (The), Class A*(b)	1,640	597,091
Brown-Forman Corp., Class B	8,433	529,424
Constellation Brands, Inc., Class A	1,396	289,363
Craft Brew Alliance, Inc.*	27,803	227,707
Diageo PLC (United Kingdom)(a)(b)	1,623	265,393
MGP Ingredients, Inc.(b)	4,820	239,458
Molson Coors Brewing Co., Class B	3,541	203,607
New Age Beverages Corp.*(b)	84,095	232,102
Pernod Ricard SA (France)(a)	4,375	155,794
Total Beverages		3,520,900

Entertainment – 5.5%
RCI Hospitality Holdings, Inc.	33,390	690,505

Healthcare - Products – 11.7%
Abbott Laboratories	8,419	704,418
Thermo Fisher Scientific, Inc.	2,577	750,603
Total Healthcare - Products		1,455,021

Healthcare - Services – 4.7%
Catalent, Inc.*	12,197	581,309

Housewares – 4.8%
Scotts Miracle-Gro Co. (The)	5,846	595,240

Pharmaceuticals – 9.9%
AbbVie, Inc.	8,117	614,619
Novartis AG (Switzerland)(a)	7,068	614,209
Total Pharmaceuticals		1,228,828

Retail – 9.0%
BJ’s Restaurants, Inc.(b)	5,453	211,794
Darden Restaurants, Inc.	4,704	556,107
Dave & Buster’s Entertainment, Inc.	9,005	350,745
Total Retail		1,118,646
Total Common Stocks
(Cost $12,669,304)		12,364,381

MONEY MARKET FUND – 0.5%
BlackRock Liquidity Funds Treasury Trust Fund Portfolio, Institutional Class, 1.85%(c) (Cost $59,542)	59,542	59,542

Investments	Principal	Value
REPURCHASE AGREEMENTS – 2.0%(d)
BofA Securities, Inc., dated 09/30/19, due 10/01/19, 2.33%, total to be received $1,542, (collateralized by various U.S. Government Agency Obligations, 1.13%-2.25%, 08/31/21-11/15/27, totaling $1,571)	$1,542	$1,542
RBC Dominion Securities, Inc., dated 09/30/19, due 10/01/19, 2.37%, total to be received $249,016, (collateralized by various U.S. Government Agency Obligations, 0.00%-6.50%, 10/15/19-09/01/49, totaling $253,236)	249,000	249,000
Total Repurchase Agreements
(Cost $250,542)		250,542

Total Investments – 102.1%
(Cost $12,979,388)		12,674,465
Liabilities in Excess of Other Assets – (2.1%)		(263,832)
Net Assets – 100.0%		$12,410,633

PLC - Public Limited Company

*	Non-income producing security.
(a)	American Depositary Receipt.
(b)	All or a portion of security is on loan. The aggregate market value of the securities on loan is $1,309,032; the aggregate market value of the collateral held by the fund is $1,346,127. The aggregate market value of the collateral includes non-cash U.S. Treasury securities collateral having a value of $1,095,585.
(c)	Rate shown reflects the 7-day yield as of September 30, 2019.
(d)	Collateral received from brokers for securities lending was invested in these short-term investments.

ADVISORSHARES VICE ETF

Schedule of Investments (continued)

September 30, 2019 (Unaudited)

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

Fair Value Measurements

The following is a summary of the inputs used, as of September 30, 2019, in valuing the Fund’s assets and liabilities carried at fair value. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$12,364,381	$–	$–	$12,364,381
Money Market Fund	59,542	–	–	59,542
Repurchase Agreements	–	250,542	–	250,542
Total	$12,423,923	$250,542	$–	$12,674,465

SUMMARY OF SCHEDULE OF INVESTMENTS
% of
Net Assets
Agriculture	21.1%
Apparel	4.5
Beverages	28.4
Entertainment	5.5
Healthcare - Products	11.7
Healthcare - Services	4.7
Housewares	4.8
Pharmaceuticals	9.9
Retail	9.0
Money Market Fund	0.5
Repurchase Agreements	2.0
Total Investments	102.1
Liabilities in Excess of Other Assets	(2.1)
Net Assets	100.0%